Employee Benefits	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Employee Benefits	EMPLOYEE BENEFITS
Until December 31, 2015, Petróleos Mexicanos and Subsidiary Entities only had defined benefit pension plans for the retirement of its employees, to which only Petróleos Mexicanos and the Subsidiary Entities contribute. Benefits under these plans are based on an employee’s salary and years of service completed at retirement. As of January 1, 2016, Petróleos Mexicanos and the Subsidiary Entities also have a defined contribution pension plan, in which both Petróleos Mexicanos and the Subsidiary Entities and the employee contribute to an employee’s individual account.
Benefits under the defined benefit plan are mainly based on the years of service completed by the employee, and their remuneration at the date of retirement. The obligations and costs of these plans are recognized based on an actuarial valuation prepared by independent experts. Within the regulatory framework of plan assets, there are no minimum funding requirements. Petróleos Mexicanos and the Subsidiary Entities have established additional plans to cover post-employment benefits, which are based on actuarial studies prepared by independent experts and which include disability, post-mortem pension and the death of retired employees, as well as medical services for retired employees and beneficiaries.
For the defined benefit plan, Petróleos Mexicanos and Subsidiary Entities funded its employees benefits through Mexican trusts, the resources of which come from the retirement line item of PEMEX’s annual budget (an operating expense), or any other line item that substitutes or relates to this line item, or that is associated with the same line item and the interests, dividends or capital gains obtained from the investments of the trusts.
In 2019, the Board of Directors of Petróleos Mexicanos approved modifications to the organic structure of PEMEX. As a result of this, the Subsidiary Entities and Petróleos Mexicanos transferred and / or received active personnel through the figure of employer substitution, with which the Subsidiary Entities and Petróleos Mexicanos recognized the retirement obligations of the transferred personnel whose impact was calculated in the actuarial study carried out by the independent experts.
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2023		2022
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,360,042,062	Ps.	1,295,765,636
Liability for other long-term benefits	12,417,151		11,121,039
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,372,459,213	Ps.	1,306,886,675
The amount reflected in Employee Benefit at the end of the year includes both the defined benefit plan (DB) and the defined contribution plan (DC). As for the defined contribution scheme, the Assets (liabilities) recognized in the balance sheet (DC-warranty) went from Ps. 2,348,557 in 2022 to Ps. 3,675,492 in 2023. The expense in the statement of comprehensive income (net cost for the period, DC-guarantee) was Ps.452,913 and Ps. 683,266 as of December 2022 and 2023, respectively.
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2023		2022
Liability for defined benefits at the beginning of the year	Ps.	1,295,765,636	Ps.	1,371,307,692
Current Service cost	22,607,470		18,446,170
Past service cost	14,518		524
Net interest	117,553,506		112,552,382
Liquidation event loss	996		1,971
Defined benefits paid by the fund	(7,515,974)		(6,673,574)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)	(4,810,081)		(150,264,079)
Change in demographic assumptions (1)	2,500,266		2,403,864
For experience during the year (1)	7,921,444		16,188,726
Assets of the plan during the year (1)	(29,392)		277,256
Reservation transfer (2)	242,587		—
Contributions paid to the fund	(74,208,914)		(68,475,296)
Defined benefit liabilities at end of year	Ps.	1,360,042,062	Ps.	1,295,765,636

(1)The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net for Ps.5,582,237 which, after deferred income tax for Ps. 4,933,772 generated in the period from January to December 2023 correspond to the increase in the discount rate from 9.39% in 2022 to 9.42% in 2023 as well as the changes in obligations for movements in the population, age, seniority, salary, pensions and benefits.
(2)Transfer from the Employee Benefit Obligation Fund to the PMI Defined Contribution Fund.

	December 31,
Changes in pension plan assets	2023		2022
Plan assets at the beginning of year	Ps.	2,233,490	Ps.	2,289,697
Return on plan assets	270,660		253,721
Payments by the pension fund	(74,322,845)		(68,534,502)
Company contributions to the fund	74,208,313		68,410,838
Actuarial (gains) losses in plan assets	29,401		(121,876)
Adjustment to the Defined Contribution Plan (1)	(242,587)		(64,388)
Pension plan assets at the end of year	Ps.	2,176,432	Ps.	2,233,490
(1)The concepts come from the valuation of PMI´s liabilities.
The Labor Fund reduction was due to budgetary requirements derived from the need to meet a financial balance goal in cash flow. In this sense, during 2020 PEMEX’s administration implemented a strategy and the contributions to the Fund are scheduled and executed taking into account the initial balance plus the cost of payrolls and retirements for the year, maintaining a minimum operating balance without the operational continuity risk or payment to personnel.

Contributions from PEMEX to the FOLAPE include the contribution associated to the Mexican Government Bonds exchanged. Derived from the Federal Government Contribution due to the Modification of the Pension Plan of Petróleos Mexicanos and its Subsidiary Entities from April to December, 2023, PEMEX contributed Ps. 7,239,422 in interest.

From January 1 to December 31, 2023, interest generated by the total of Government Bonds amounted Ps. 7,426,089 of which Petróleos Mexicanos received the payment of Ps. 8,052,642 (see Note 15).

Expected payments for fiscal year 2024 are Ps. 91,358,430.
As of December 31, 2023 and 2022, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2023		2022
Cash and cash equivalents	Ps.	146,763	Ps.	168,367
Debt instruments	2,029,669		2,065,123
Total plan assets	Ps.	2,176,432	Ps.	2,233,490

	December 31,
Changes in Defined Benefit Obligations (DBO)	2023		2022
Defined benefit obligations at the beginning of the year	Ps.	1,297,920,118	Ps.	1,373,548,493
Service costs	22,602,882		17,582,708
Financing costs	117,844,359		112,801,977
Past service costs	14,518		524
Payments by the fund	(81,837,824)		(75,208,077)
Amount of actuarial (losses) gains recognized in other comprehensive results due to:
Change in financial assumptions (1)	(4,810,081)		(150,264,079)
Change in demographic assumptions (2)	2,500,266		2,403,864
For experience during the year (3)	7,921,444		16,188,726
Reductions	9,014		1,971
Modifications to the pension plan	—		864,011
Defined benefit obligations at the end of year	Ps.	1,362,164,696	Ps.	1,297,920,118
(1)The variations in financial assumptions are due to the increase in the discount rate from 9.39% in 2022 to 9.42% in 2023.
(2)The main factor that influenced the actuarial loss due to changes in demographic assumptions for the 2023 financial year is due, among other factors, to observe changes in mortality.
(3)Changes in assumptions for experience depend on factors that may not remain constant year to year, including changes in population that differ from expectations. The factors that influenced results for financial year 2023 were an increase in salaries, departures and inflows of personnel.

The effects on the Defined Benefits Liability upon retirement and post-employment at the end of the period are:
•The effect of an increase or decrease of one percentage point in the discount rate is a (10.08)% and 12.38%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in medical services is 2.58% and (2.02)%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the inflation is 7.66% and (6.58)%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the wage is 1.04% and (0.90)%, respectively, in defined benefit obligations.
The effects previously mentioned were determined using the projected unit credit method which was the same method used in the prior valuation.
Assumptions regarding future mortality are based on EMSSA2009 to Unique Circular of the Comisión Nacional de Seguros y Fianzas (National Commission of Insurance and Bonds) and include improvements. For the December valuation, the mortality table for retired personnel was updated using an actuarial proposal based on the experience of Petróleos Mexicanos and its Subsidiary Entities. The mortality table for the incapacitated personnel is the EMSSInc-IMSS2012 and for the disabled personnel the EMSSInv-IMSS2012.

PEMEX’s plan assets is held in the FOLAPE trusts, which are managed by BBVA México, S.A., Institución de Banca Múltiple, Grupo Financiero BBVA México and a technical committee for each trust that is comprised of personnel from Petróleos Mexicanos and the trusts. As of December 31, 2023, FOLAPE has a balance of Ps. 145,286, while the remaining Ps. 2,031,145 belong to affiliate companies that are in charge of managing their own funds.
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2023 and 2022:

	Fair value measurements as of December 31, 2023
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	146,763	Ps.	—	Ps.	—	Ps.	146,763
Debt instruments	2,029,669		—		—		2,029,669
Total	Ps.	2,176,432	Ps.	—	Ps.	—	Ps.	2,176,432

	Fair value measurements as of December 31, 2022
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	168,367	Ps.	—	Ps.	—	Ps.	168,367
Debt instruments	2,065,123		—		—		2,065,123
Total	Ps.	2,233,490	Ps.	—	Ps.	—	Ps.	2,233,490
As of December 31, 2023 and 2022, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2023	2022
Rate of increase in salaries	4.47%	4.47%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	9.42%	9.39%
Average length of obligation (years)	11.82	13.45
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of 2022.
Other long-term benefits
Petróleos Mexicanos and the Subsidiary Entities have established other long-term benefit plans for their employees, to which employees do not contribute, which correspond to the seniority premiums payable for disability, death and survivor benefits (payable to the widow and beneficiaries of worker), medical service, gas and basic basket for beneficiaries. Benefits under these plans are based on an employee’s salary and years of service completed at separation date. Obligations and costs of such plans are recorded in accordance with actuarial valuations performed by independent actuaries.
The amounts recognized for other long-term obligations are as follows:

	December 31,
Change in the liability for defined benefits	2023		2022
Liabilities for defined benefits at the beginning of year	Ps.	11,121,039	Ps.	12,763,956
Charge to income for the year	2,856,598		2,010,051
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions	(10,245)		(1,899,096)
Change in demographic assumptions	(206,979)		(166,459)
For experience during the year	(1,342,079)		(1,585,760)
Benefits paid	(1,183)		(1,653)
Liabilities for defined benefits at the end of year	Ps.	12,417,151	Ps.	11,121,039
The expected long-term benefit payments for 2024 amount to Ps. 429,853.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are:
•The effect of an increase or decrease of one percentage point in the discount rate is (14.91)% and 17.72%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in medical services is 6.93% and (5.01)%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the inflation is 0.00% and 0.00%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the wage is 3.24% and (3.70)%, respectively in defined benefit obligations.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2023	2022
Rate of increase in salaries	4.47%	4.47%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	9.42%	9.39%
Average length of obligation (years)	11.82	13.45
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the profits in financial instruments at the end of 2023, the discount rate increased as compared 2022.